ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following as of March 31, 2025 and March 31, 2024:

	March 31,
	2025	2024
Accounts payable	$14,566,593	$13,944,914
Accrued liabilities	2,765,373	2,155,928
Total accounts payable and accrued expenses	$17,331,966	$16,100,842